NET TRADING INCOME (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure Of Net Trading Income [Line Items]
Net trading income		$ 561,362	$ 188.1		$ 724,698	$ 245,199
Trading securities [member]
Disclosure Of Net Trading Income [Line Items]
Fixed income securities	[2]	218,994			369,184	143,179
Equities	[2]	177,448			127,431	41,997
Net trading income	[2]	396,442			496,615	185,176
Derivatives [member]
Disclosure Of Net Trading Income [Line Items]
Net trading income		164,920			228,083	60,023
Net income (loss) on financial derivatives	[3]	(75,224)			10,593	(156,820)
Other trading income	[4]	$ 240,144			$ 217,490	$ 216,843

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Includes net trading income from investment securities held for trading, that reflects the interest from investment in debt securities, gains/losses from mark-to-market valuation from investment in equity and debt securities and net income from trading activities.
[3]	Includes net trading income from derivatives, which reflects the gains/losses from mark-to-market valuation on trading derivatives.
[4]	Includes gains/losses from: (i) Net changes in the valuation of hedging derivatives from mark-to-market valuations from unhedged , (ii) the ineffective portion of the hedge, (iii) Transfers of due hedging derivatives from OCI to the statement of income.